CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (335,132)	$ (754,284)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment of fixed assets		0
Stock issued for compensation	173,966	261,834
Option expense	4,167
Depreciation expense	1,338
Loss on settlement of accrued liabilities		25,660
Loss on settlement of debt and make whole provision	28,500	320,827
Gain on derivative liability	(9,083)	(37,500)
Amortization of discount on convertible debenture	23,415	37,500
Penalty upon loan default	23,750	13,750
Penalty for early extinguishment of third party debt		13,750
Changes in operating assets and liabilities:
Change in accounts payable and accrued expenses	38,727	(26,490)
Change in accrued expenses and interest--related party	(46,659)	69,151
Net cash used in operating activities	(97,011)	(89,552)
CASH FLOWS-INVESTING ACTIVITIES
Cash paid for investment in properties	(13,028)
Purchase of equipment	(532)
Cash paid for deposit	(40,000)
Net cash used in investing activities	(53,560)
CASH FLOWS-FINANCING ACTIVITIES
Receipt of convertible loans	84,403
Issuance of shares for cash	83,500	90,000
Net cash provided by financing activities	167,903	90,000
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	17,332	448
CASH AND CASH EQUIVALENTS-BEGINNING OF PERIOD		0
CASH AND CASH EQUIVALENTS-END OF PERIOD	17,332	448
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest		0
Cash paid for income taxes		0
Non-cash investing and financing activities:
Common stock issued for subscription receivable		20,000
Cancellation of common stock		1,783
Common stock issued for conversion of debentures		45,000
Common stock issued for accrued salary		44,240
Discount from derivative liabilities	71,250	37,500
Loan proceeds paid directly to service providers	58,597
Repayments of convertible debt and interest treated as capital contributions		$ 94,851